LONG-TERM DEBT, NET - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Line Items]
Long-term debt, net	$ 3,557,562	$ 3,720,275
Current portion of long-term debt, net	(51,032)	(50,583)
Non current portion of long-term debt, net	3,506,530	3,669,692
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	426,692	469,116
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	129	129
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	10,167	16,537
Senior Notes [Member] | 2012 Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	815,253	812,444
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	0	947,313
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	149,424	298,085
Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	974,179	0
2016 Studio City Secured Notes [Member] | 2016 7.250% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	836,298	833,404
2016 Studio City Secured Notes [Member] | 2016 5.875% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 345,420	$ 343,247